Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
Entity Central Index Key	0000908186
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000099278 [Member]
Shareholder Report [Line Items]
Fund Name	Global Real Estate Fund
Class Name	Investor Class
Trading Symbol	ARYVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$54	1.11%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.11%
Net Assets	$ 832,205,131
Holdings Count | holding	66
Advisory Fees Paid, Amount	$ 1,848,578
Investment Company, Portfolio Turnover	70.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.4%	United States	66%
Short-Term Investments	3.5%	Japan	8%
Other Assets and Liabilities	(1.9)%	Australia	8%
		United Kingdom	4%
		Singapore	3%

C000099279 [Member]
Shareholder Report [Line Items]
Fund Name	Global Real Estate Fund
Class Name	I Class
Trading Symbol	ARYNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$44	0.91%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.91%
Net Assets	$ 832,205,131
Holdings Count | holding	66
Advisory Fees Paid, Amount	$ 1,848,578
Investment Company, Portfolio Turnover	70.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.4%	United States	66%
Short-Term Investments	3.5%	Japan	8%
Other Assets and Liabilities	(1.9)%	Australia	8%
		United Kingdom	4%
		Singapore	3%

C000189665 [Member]
Shareholder Report [Line Items]
Fund Name	Global Real Estate Fund
Class Name	Y Class
Trading Symbol	ARYYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$37	0.76%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.76%
Net Assets	$ 832,205,131
Holdings Count | holding	66
Advisory Fees Paid, Amount	$ 1,848,578
Investment Company, Portfolio Turnover	70.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.4%	United States	66%
Short-Term Investments	3.5%	Japan	8%
Other Assets and Liabilities	(1.9)%	Australia	8%
		United Kingdom	4%
		Singapore	3%

C000099280 [Member]
Shareholder Report [Line Items]
Fund Name	Global Real Estate Fund
Class Name	A Class
Trading Symbol	ARYMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$66	1.36%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.36%
Net Assets	$ 832,205,131
Holdings Count | holding	66
Advisory Fees Paid, Amount	$ 1,848,578
Investment Company, Portfolio Turnover	70.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.4%	United States	66%
Short-Term Investments	3.5%	Japan	8%
Other Assets and Liabilities	(1.9)%	Australia	8%
		United Kingdom	4%
		Singapore	3%

C000099281 [Member]
Shareholder Report [Line Items]
Fund Name	Global Real Estate Fund
Class Name	C Class
Trading Symbol	ARYTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$103	2.11%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	2.11%
Net Assets	$ 832,205,131
Holdings Count | holding	66
Advisory Fees Paid, Amount	$ 1,848,578
Investment Company, Portfolio Turnover	70.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.4%	United States	66%
Short-Term Investments	3.5%	Japan	8%
Other Assets and Liabilities	(1.9)%	Australia	8%
		United Kingdom	4%
		Singapore	3%

C000099282 [Member]
Shareholder Report [Line Items]
Fund Name	Global Real Estate Fund
Class Name	R Class
Trading Symbol	ARYWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$78	1.61%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.61%
Net Assets	$ 832,205,131
Holdings Count | holding	66
Advisory Fees Paid, Amount	$ 1,848,578
Investment Company, Portfolio Turnover	70.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.4%	United States	66%
Short-Term Investments	3.5%	Japan	8%
Other Assets and Liabilities	(1.9)%	Australia	8%
		United Kingdom	4%
		Singapore	3%

C000189666 [Member]
Shareholder Report [Line Items]
Fund Name	Global Real Estate Fund
Class Name	R5 Class
Trading Symbol	ARYGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$44	0.91%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.91%
Net Assets	$ 832,205,131
Holdings Count | holding	66
Advisory Fees Paid, Amount	$ 1,848,578
Investment Company, Portfolio Turnover	70.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.4%	United States	66%
Short-Term Investments	3.5%	Japan	8%
Other Assets and Liabilities	(1.9)%	Australia	8%
		United Kingdom	4%
		Singapore	3%

C000131610 [Member]
Shareholder Report [Line Items]
Fund Name	Global Real Estate Fund
Class Name	R6 Class
Trading Symbol	ARYDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$37	0.76%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.76%
Net Assets	$ 832,205,131
Holdings Count | holding	66
Advisory Fees Paid, Amount	$ 1,848,578
Investment Company, Portfolio Turnover	70.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.4%	United States	66%
Short-Term Investments	3.5%	Japan	8%
Other Assets and Liabilities	(1.9)%	Australia	8%
		United Kingdom	4%
		Singapore	3%

C000236116 [Member]
Shareholder Report [Line Items]
Fund Name	Global Real Estate Fund
Class Name	G Class
Trading Symbol	ACIWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 832,205,131
Holdings Count | holding	66
Advisory Fees Paid, Amount	$ 1,848,578
Investment Company, Portfolio Turnover	70.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.4%	United States	66%
Short-Term Investments	3.5%	Japan	8%
Other Assets and Liabilities	(1.9)%	Australia	8%
		United Kingdom	4%
		Singapore	3%

C000015882 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	Investor Class
Trading Symbol	REACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$56	1.16%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.16%
Net Assets	$ 593,360,968
Holdings Count | holding	41
Advisory Fees Paid, Amount	$ 3,228,224
Investment Company, Portfolio Turnover	60.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.1%	Health Care	18%
Short-Term Investments	2.1%	Residential	16%
Other Assets and Liabilities	(1.2)%	Telecommunications	14%
		Retail	13%
		Data Centers	11%

C000015884 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	I Class
Trading Symbol	REAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$47	0.96%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.96%
Net Assets	$ 593,360,968
Holdings Count | holding	41
Advisory Fees Paid, Amount	$ 3,228,224
Investment Company, Portfolio Turnover	60.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.1%	Health Care	18%
Short-Term Investments	2.1%	Residential	16%
Other Assets and Liabilities	(1.2)%	Telecommunications	14%
		Retail	13%
		Data Centers	11%

C000189663 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	Y Class
Trading Symbol	ARYEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$39	0.81%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.81%
Net Assets	$ 593,360,968
Holdings Count | holding	41
Advisory Fees Paid, Amount	$ 3,228,224
Investment Company, Portfolio Turnover	60.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.1%	Health Care	18%
Short-Term Investments	2.1%	Residential	16%
Other Assets and Liabilities	(1.2)%	Telecommunications	14%
		Retail	13%
		Data Centers	11%

C000015883 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	A Class
Trading Symbol	AREEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$69	1.41%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.41%
Net Assets	$ 593,360,968
Holdings Count | holding	41
Advisory Fees Paid, Amount	$ 3,228,224
Investment Company, Portfolio Turnover	60.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.1%	Health Care	18%
Short-Term Investments	2.1%	Residential	16%
Other Assets and Liabilities	(1.2)%	Telecommunications	14%
		Retail	13%
		Data Centers	11%

C000050996 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	C Class
Trading Symbol	ARYCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$105	2.16%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	2.16%
Net Assets	$ 593,360,968
Holdings Count | holding	41
Advisory Fees Paid, Amount	$ 3,228,224
Investment Company, Portfolio Turnover	60.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.1%	Health Care	18%
Short-Term Investments	2.1%	Residential	16%
Other Assets and Liabilities	(1.2)%	Telecommunications	14%
		Retail	13%
		Data Centers	11%

C000050997 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	R Class
Trading Symbol	AREWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$81	1.66%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.66%
Net Assets	$ 593,360,968
Holdings Count | holding	41
Advisory Fees Paid, Amount	$ 3,228,224
Investment Company, Portfolio Turnover	60.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.1%	Health Care	18%
Short-Term Investments	2.1%	Residential	16%
Other Assets and Liabilities	(1.2)%	Telecommunications	14%
		Retail	13%
		Data Centers	11%

C000189664 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	R5 Class
Trading Symbol	ARREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$47	0.96%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.96%
Net Assets	$ 593,360,968
Holdings Count | holding	41
Advisory Fees Paid, Amount	$ 3,228,224
Investment Company, Portfolio Turnover	60.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.1%	Health Care	18%
Short-Term Investments	2.1%	Residential	16%
Other Assets and Liabilities	(1.2)%	Telecommunications	14%
		Retail	13%
		Data Centers	11%

C000131605 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	R6 Class
Trading Symbol	AREDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$39	0.81%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.81%
Net Assets	$ 593,360,968
Holdings Count | holding	41
Advisory Fees Paid, Amount	$ 3,228,224
Investment Company, Portfolio Turnover	60.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.1%	Health Care	18%
Short-Term Investments	2.1%	Residential	16%
Other Assets and Liabilities	(1.2)%	Telecommunications	14%
		Retail	13%
		Data Centers	11%